TRADE AND OTHER PAYABLE	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER PAYABLE	TRADE AND OTHER PAYABLE
Trade and other payables as at December 31, 2024 and 2023 are as follows:

Amounts in $ ‘000	2024	2023
Accounts payable	10,103	16,022
Taxes and social security	3,284	6,234
Accruals for employees	16,117	16,019
Accruals for rebates and discounts	14,631	11,643
Accrual for production	8,559	6,976
Other accruals	13,917	15,634
Balance at December 31	66,611	72,528

The decrease in accounts payable is mainly due to timing of payments. The Other accruals relate to general expenses for which no invoice was received yet. Accruals for employees mainly relate to bonuses for employees, holiday allowances and non-taken vacation days and increased due to an increase in the number of employees, partly offset by a decrease on bonuses for employees. The accrual for rebates and discounts has increased, mainly due to the increase of revenues and timing of settlements. Finally, accruals for production relate to production activities by our CMO's for which no invoice is received yet. The increase is mainly related to timing of invoicing by these CMO's.